Insurance services - Summary of Information Regarding Total DAC by Line of Business (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Separate Account, Liability [Line Items]
Opening balance	₨ 148,175.6	$ 1,579.1	₨ 60,531.9
Capitalizations	128,290.7	1,367.3	104,803.0
Amortization	(25,064.8)	(267.1)	(13,463.0)
Experience Adjustment	(9,729.3)	(103.7)	(3,696.3)
Closing balance	241,672.2	$ 2,575.6	148,175.6
Non Participating Protection [Member]
Separate Account, Liability [Line Items]
Opening balance	10,186.6		4,717.3
Capitalizations	8,088.8		5,956.9
Amortization	(512.7)		(259.1)
Experience Adjustment	(805.9)		(228.5)
Closing balance	16,956.8		10,186.6
Nonparticipating Life Insurance Contract [Member]
Separate Account, Liability [Line Items]
Opening balance	47,915.7		15,886.0
Capitalizations	20,184.7		34,826.9
Amortization	(3,573.5)		(1,911.8)
Experience Adjustment	(4,775.3)		(885.4)
Closing balance	59,751.6		47,915.7
Non Par Pension [Member]
Separate Account, Liability [Line Items]
Opening balance	402.5		225.9
Capitalizations	732.2		218.9
Amortization	(63.9)		(40.0)
Experience Adjustment	(25.4)		(2.3)
Closing balance	1,045.4		402.5
Fixed Annuity [Member]
Separate Account, Liability [Line Items]
Opening balance	4,516.7		1,798.1
Capitalizations	3,346.0		2,828.1
Amortization	(244.1)		(106.9)
Experience Adjustment	(181.0)		(2.6)
Closing balance	7,437.6		4,516.7
Par Health [Member]
Separate Account, Liability [Line Items]
Opening balance	0.1		0.0
Capitalizations	0.0		0.1
Amortization	0.0		0.0
Experience Adjustment	0.0		0.0
Closing balance	0.1		0.1
Par Life [Member]
Separate Account, Liability [Line Items]
Opening balance	31,026.9		12,782.1
Capitalizations	23,060.0		20,087.6
Amortization	(2,287.4)		(1,088.1)
Experience Adjustment	(230.8)		(754.7)
Closing balance	51,568.7		31,026.9
Par Pension Insurance Product [Member]
Separate Account, Liability [Line Items]
Opening balance	487.4		152.4
Capitalizations	2,345.8		390.7
Amortization	(235.5)		(49.2)
Experience Adjustment	(39.6)		(6.5)
Closing balance	2,558.1		487.4
UL Life [Member]
Separate Account, Liability [Line Items]
Opening balance	29,231.9		12,219.0
Capitalizations	32,936.8		21,425.5
Amortization	(6,223.8)		(3,229.4)
Experience Adjustment	(2,158.0)		(1,183.2)
Closing balance	53,786.9		29,231.9
UL pension [Member]
Separate Account, Liability [Line Items]
Opening balance	1,531.7		200.6
Capitalizations	2,664.5		1,483.8
Amortization	(467.8)		(110.9)
Experience Adjustment	(150.8)		(41.8)
Closing balance	3,577.6		1,531.7
Group No Par Life Insurance [Member]
Separate Account, Liability [Line Items]
Opening balance	22,876.1		12,550.5
Capitalizations	34,931.9		17,584.5
Amortization	(11,456.1)		(6,667.6)
Experience Adjustment	(1,362.5)		(591.3)
Closing balance	₨ 44,989.4		₨ 22,876.1